Pension and Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2020
Pension and Postretirement Benefit Plans [Abstract]
Reconciliation of Benefit Obligations, Fair Value of Plan Assets and Funded Status
The following tables provide a reconciliation of the changes in the plans’ benefit obligations and fair value of assets for the years ended December 31, 2020 and 2019, and a statement of the funded status:

	Pension Benefits		Postretirement Benefits
	2020	2019	2020	2019
Reconciliation of benefit obligations:
Benefit obligation at January 1	$14,217	$13,700	$115	$3,305
Service cost	-	104	-	-
Interest cost	190	520	-	101
Actuarial loss (gain)	249	916	(83)	-
Assumptions	-	-	-	-
Settlement/curtailment	(1,869)	-	-	(3,207)
Annuities purchased	(12,116)	-	-	-
Benefits paid	(671)	(1,023)	(32)	(84)
Benefit obligation at December 31	$-	$14,217	$-	$115

Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	$15,903	$14,923	$-	$-
Actual return on plan assets	1,139	2,003	-	-
Employer contributions	-	-	32	84
Settlement/curtailment	(1,869)	-	-	-
Annuities purchased	(12,116)	-	-	-
Benefits paid	(671)	(1,023)	(32)	(84)
Asset reversion upon termination	(2,386)	-	-	-
Fair value of plan assets at December 31	$-	$15,903	$-	$-

Funded status:
Funded status at December 31	$-	$1,686	$-	$(115)
Unrecognized net actuarial loss (gain)	-	1,827	-	(54)
Net amount recognized	$-	$3,513	$-	$(169)

Asset Allocation and Plan Assets Measured at Fair Value on a Recurring Basis
The asset allocation for the Company’s defined benefit plan, by asset category, follows:

Percentage of Plan Assets at December 31,
2019
Asset category:
Debt securities	88.5%
Cash	11.5%
Total	100.0%

	Total	Level 1	Level 2	Level 3
Pooled separate accounts	$14,079	$-	$14,079	$-
Guaranteed deposit account	1,824	-	-	1,824
Total assets at fair value as of December 31, 2019	$15,903	$-	$14,079	$1,824

Changes in Fair Value of Guaranteed Deposit Account
The table below sets forth a summary of the changes in the fair value of the Guaranteed Deposit Account:

Guaranteed Deposit Account
Balance at January 1, 2019	$2,265
Total gains (losses), realized/unrealized
Return on plan assets	45
Purchases, sales, and settlements, net	(486)
Balance at December 31, 2019	$1,824

Total gains (losses), realized/unrealized
Return on plan assets	$32
Purchases, sales, and settlements, net	(1,856)
Balance at December 31, 2020	$-

Amounts Recognized in Consolidated Balance Sheets
The following table provides the amounts recognized in the consolidated balance sheets as of December 31:

	Pension Benefits		Postretirement Benefits
	2020	2019	2020	2019
Prepaid asset	$-	$1,686	$-	$-
Accrued benefit cost	-	-	-	(115)
Accumulated other comprehensive loss, unrecognized net gain (loss)	-	1,827	-	(54)
Total	$-	$3,513	$-	$(169)

Net Periodic Benefit Costs
The following table provides the components of net periodic pension and postretirement benefit costs and total costs for the plans for the years ended December 31:

	Pension Benefits			Postretirement Benefits
	2020	2019	2018	2020	2019	2018
Service cost	$-	$104	$104	$-	$-	$-
Interest cost	190	520	553	-	101	117
Expected return on plan assets	(322)	(645)	(949)	-	-	-
Amortization of (gains) losses	72	147	186	(131)	(169)	(81)
Settlement and Curtailment loss (gain)	1,180	-	306	-	(4,915)	-
Net periodic benefit cost	$1,120	$126	$200	$(131)	$(4,983)	$36